Income Taxes (Components Of Group's Deferred Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Current deferred tax assets
Allowance doubtful accounts	$ 49	$ 52
Accrued expenses	7,847	5,451
Total current deferred tax assets	7,896	5,503
Less: valuation allowance	(580)	(166)
Current deferred tax assets, net	7,316	5,337
Non-current deferred tax assets
Net operating loss carry-forwards	6,581	2,718
Pre-operating expenses	1	3
Total non-current deferred tax assets	6,582	2,721
Less: valuation allowance	(5,344)	(1,724)
Non-current deferred tax assets, net	1,238	997
Non-current deferred tax liabilities
Acquired intangible assets	(112)	(1,147)
Total non-current deferred tax liabilities	$ (112)	$ (1,147)